Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 31, 2022	$ 185	$ 9,087,305	$ (54,502)	$ 9,032,988
Balance (in Shares) at Mar. 31, 2022	1,846,250
Accretion of initial measurement of common stock subject to redemption value		(9,087,305)	(1,006,114)	(10,093,419)
Accretion of subsequent measurement of common stock subject to redemption value			(1,182,269)	(1,182,269)
Net income			145,511	145,511
Balance at Mar. 31, 2023	$ 185		(2,097,374)	(2,097,189)
Balance (in Shares) at Mar. 31, 2023	1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(1,701,309)	(1,701,309)
Net income			289,187	289,187
Balance at Jun. 30, 2023	$ 185		(3,509,496)	(3,509,311)
Balance (in Shares) at Jun. 30, 2023	1,846,250
Balance at Mar. 31, 2023	$ 185		(2,097,374)	(2,097,189)
Balance (in Shares) at Mar. 31, 2023	1,846,250
Net income				342,114
Balance at Sep. 30, 2023	$ 185		(3,965,254)	(3,965,069)
Balance (in Shares) at Sep. 30, 2023	1,846,250
Balance at Mar. 31, 2023	$ 185		(2,097,374)	(2,097,189)
Balance (in Shares) at Mar. 31, 2023	1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(4,039,650)	(4,039,650)
Excise tax payable attributable to redemption of common stock			(81,578)	(81,578)
Net income			1,596,567	1,596,567
Balance at Mar. 31, 2024	$ 185		(4,622,035)	(4,621,850)
Balance (in Shares) at Mar. 31, 2024	1,846,250
Balance at Jun. 30, 2023	$ 185		(3,509,496)	(3,509,311)
Balance (in Shares) at Jun. 30, 2023	1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(508,685)	(508,685)
Net income			52,927	52,927
Balance at Sep. 30, 2023	$ 185		(3,965,254)	(3,965,069)
Balance (in Shares) at Sep. 30, 2023	1,846,250
Balance at Mar. 31, 2024	$ 185		(4,622,035)	(4,621,850)
Balance (in Shares) at Mar. 31, 2024	1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(785,092)	(785,092)
Excise tax payable attributable to redemption of common stock			(380,443)	(380,443)
Net income			22,595	22,595
Balance at Jun. 30, 2024	$ 185		(5,764,975)	(5,764,790)
Balance (in Shares) at Jun. 30, 2024	1,846,250
Balance at Mar. 31, 2024	$ 185		(4,622,035)	(4,621,850)
Balance (in Shares) at Mar. 31, 2024	1,846,250
Net income				81,219
Balance at Sep. 30, 2024	$ 185		(6,037,112)	(6,036,927)
Balance (in Shares) at Sep. 30, 2024	1,846,250
Balance at Jun. 30, 2024	$ 185		(5,764,975)	(5,764,790)
Balance (in Shares) at Jun. 30, 2024	1,846,250
Accretion of subsequent measurement of common stock subject to redemption value			(330,761)	(330,761)
Net income			58,624	58,624
Balance at Sep. 30, 2024	$ 185		$ (6,037,112)	$ (6,036,927)
Balance (in Shares) at Sep. 30, 2024	1,846,250